Income and other taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax [Abstract]
Deferred tax asset	$ 0	$ (1,455)
Deferred tax liability	182,515	187,887
Total deferred tax liability (asset)	$ 182,515	$ 186,432	$ 196,356